Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NEOS Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Bitcoin High Income ETF
Class Name	NEOS Bitcoin High Income ETF
Trading Symbol	BTCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/btci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$47	0.98%
[1]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/btci/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 864,828,346
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,010,609
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$864,828,346
Number of Holdings	9
Net Advisory Fee	$3,010,609
Portfolio Turnover	0%
30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.09%
Distribution Yield	34.44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	92.6%
VanEck Bitcoin ETF	16.1%
iShares Bitcoin Trust ETF	8.1%
First American Treasury Obligations Fund	1.3%
Northern U.S. Government Select Money Market Fund	0.0%*
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	-19.5%
[2]
Updated Prospectus Web Address	https://neosfunds.com/btci/
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/cshi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
[3]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/cshi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 734,797,339
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 1,168,960
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$734,797,339
Number of Holdings	23
Net Advisory Fee	$1,168,960
Portfolio Turnover	0%
30-Day SEC Yield	3.46%
30-Day SEC Yield Unsubsidized	3.46%
Distribution Yield	5.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	99.0%
First American Treasury Obligations Fund	0.7%
Northern U.S. Government Select Money Market Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
[4]
Updated Prospectus Web Address	https://neosfunds.com/cshi/
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Class Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Trading Symbol	TLTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/tlti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$30	0.58%
[5]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/tlti/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 8,540,871
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 13,943
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$8,540,871
Number of Holdings	9
Net Advisory Fee	$13,943
Portfolio Turnover	0%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%
Distribution Yield	6.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bond	97.8%
First American Treasury Obligations Fund	0.6%
Northern US Government Money Market Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
[6]
Updated Prospectus Web Address	https://neosfunds.com/tlti/
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/bndi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
[7]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/bndi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 121,989,341
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 282,323
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$121,989,341
Number of Holdings	10
Net Advisory Fee	$282,323
Portfolio Turnover	0%
30-Day SEC Yield	3.29%
30-Day SEC Yield Unsubsidized	3.26%
Distribution Yield	5.68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.8%
Vanguard Total Bond Market ETF	49.7%
Northern U.S. Government Select Money Market Fund	0.4%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
[8]
Updated Prospectus Web Address	https://neosfunds.com/bndi/
NEOS Enhanced Income Credit Select ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Credit Select ETF
Class Name	NEOS Enhanced Income Credit Select ETF
Trading Symbol	HYBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/hybi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF	$31	0.61%
[9]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/hybi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 177,279,706
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 461,006
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$177,279,706
Number of Holdings	11
Net Advisory Fee	$461,006
Portfolio Turnover	85%
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.94%
Distribution Yield	8.43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	32.0%
Xtrackers USD High Yield Corporate Bond ETF	31.8%
State Street SPDR Portfolio High Yield Bond ETF	31.2%
First American Treasury Obligations Fund	4.2%
Northern US Government Money Market Fund	0.9%
S&P 500 Index Purchased/Written Options	0.0%*
[10]
Updated Prospectus Web Address	https://neosfunds.com/hybi/
NEOS Gold High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Gold High Income ETF
Class Name	NEOS Gold High Income ETF
Trading Symbol	IAUI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of June 5, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iaui/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Gold High Income ETF	$42	0.78%
[11],[12]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[12]
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iaui/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 211,473,055
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 324,974
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$211,473,055
Number of Holdings	8
Net Advisory Fee	$324,974
Portfolio Turnover	0%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.15%
Distribution Yield	11.80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	69.4%
Goldman Sachs Physical Gold ETF	24.5%
SPDR Gold Shares Purchased/Written Options	5.9%
First American Treasury Obligations Fund	1.0%
Northern U.S. Government Select Money Market Fund	0.0%*
[13]
Updated Prospectus Web Address	https://neosfunds.com/iaui/
NEOS Nasdaq-100® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Class Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Trading Symbol	QQQH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF	$36	0.68%
[14]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/qqqh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 351,693,181
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 1,141,193
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$351,693,181
Number of Holdings	106
Net Advisory Fee	$1,141,193
Portfolio Turnover	3%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Yield	9.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	9.0%
Apple, Inc.	8.6%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.5%
Broadcom, Inc.	6.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	3.3%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Costco Wholesale Corp.	2.1%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/qqqh/
NEOS Nasdaq 100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq 100® High Income ETF
Class Name	NEOS Nasdaq 100® High Income ETF
Trading Symbol	QQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq 100® High Income ETF	$37	0.68%
[15]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/qqqi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 6,657,667,523
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 14,415,190
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,657,667,523
Number of Holdings	105
Net Advisory Fee	$14,415,190
Portfolio Turnover	3%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Yield	14.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	9.0%
Apple, Inc.	8.7%
Microsoft Corp.	7.7%
Alphabet, Inc.	7.6%
Broadcom, Inc.	6.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Netflix, Inc.	2.4%
Costco Wholesale Corp.	2.1%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/qqqi/
NEOS Real Estate High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Real Estate High Income ETF
Class Name	NEOS Real Estate High Income ETF
Trading Symbol	IYRI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iyri/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Real Estate High Income ETF	$35	0.68%
[16]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iyri/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 155,697,963
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 342,997
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$155,697,963
Number of Holdings	65
Net Advisory Fee	$342,997
Portfolio Turnover	1%
30-Day SEC Yield	3.16%
30-Day SEC Yield Unsubsidized	3.16%
Distribution Yield	11.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
Welltower, Inc.	10.4%
Prologis, Inc.	8.9%
American Tower Corp.	6.3%
Equinix, Inc.	4.4%
Simon Property Group, Inc.	4.4%
Digital Realty Trust, Inc.	3.9%
Realty Income Corp.	3.9%
CBRE Group, Inc.	3.7%
Public Storage	3.3%
Crown Castle, Inc.	3.0%

Updated Prospectus Web Address	https://neosfunds.com/iyri/
NEOS Russell 2000® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Russell 2000® High Income ETF
Class Name	NEOS Russell 2000® High Income ETF
Trading Symbol	IWMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iwmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$33	0.59%
[17]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iwmi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 388,438,048
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 820,067
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$388,438,048
Number of Holdings	4
Net Advisory Fee	$820,067
Portfolio Turnover	0%
30-Day SEC Yield	0.62%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Yield	13.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
Vanguard Russell 2000 ETF	100.3%
First American Treasury Obligations Fund	0.4%
Russell 2000 Index Written Options	-1.0%

Updated Prospectus Web Address	https://neosfunds.com/iwmi/
NEOS S&P 500® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® Hedged Equity Income ETF
Class Name	NEOS S&P 500® Hedged Equity Income ETF
Trading Symbol	SPYH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® Hedged Equity Income ETF	$36	0.68%
[18]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/spyh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 18,208,145
Holdings Count | $ / shares	487
Advisory Fees Paid, Amount	$ 28,078
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$18,208,145
Number of Holdings	487
Net Advisory Fee	$28,078
Portfolio Turnover	1%
30-Day SEC Yield	0.56%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Yield	7.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	6.3%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/spyh/
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® High Income ETF
Class Name	NEOS S&P 500® High Income ETF
Trading Symbol	SPYI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$36	0.68%
[19]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/spyi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 6,298,522,769
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 16,980,657
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,298,522,769
Number of Holdings	509
Net Advisory Fee	$16,980,657
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Yield	11.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	7.2%
Microsoft Corp.	6.3%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.3%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/spyi/

[1]
*	Annualized

[2]
*	Represents less than 0.05%.

[3]
*	Annualized

[4]
*	Represents less than 0.05%.

[5]
*	Annualized

[6]
*	Represents less than 0.05%.

[7]
*	Annualized

[8]
*	Represents less than 0.05%.

[9]
*	Annualized

[10]
*	Represents less than 0.05%.

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from June 5, 2025 through November 30, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[13]
*	Represents less than 0.05%.

[14]
*	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Annualized

[18]
*	Annualized

[19]
*	Annualized